UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tennenbaum Capital Partners, LLC
Address:          2951 28th Street, Suite 1000
                  Santa Monica, California 90405

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David A. Hollander
Title:   Director
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

/s/ David A. Hollander        Santa Monica, California         February 11, 2005
---------------------------   -----------------------------    -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     4
Form 13F Information Table Value Total:     $98,899
                                            (thousands)


Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                        VALUE      SHRS OR   SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
 NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
 --------------             --------------    -----   ----------   -------   ---    ----  ----------  --------   ----   ------  ----
PARTY CITY CORP                  COM        702145103   37985     2937720     SH          SOLE                 2937720
PEMCO AVIATION INC               COM        706444106   18414      675750     SH          SOLE                  675750
WATER PIK TECHNOLOGIES INC       COM        94113U100   41851     2360485     SH          SOLE                 2360485
WORLDWIDE RESTRNT CONCEPTS I     COM        98160A107     649      159500     SH          SOLE                  159500